Critical judgements estimates and assumptions (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of assumptions used In sensitivity analysis for CGU's
The Company’s calculation of the value in use related to the aforementioned CGUs is more sensitive to the following assumptions:

	As of December 31, 2021		As of December 31, 2020
	Argentina	Mexico	Argentina	Mexico
Discount rates (after taxes)	16.6%	6.1%	12.5%	6.3%
Discount rates (before taxes)	19.0%	10.0%	15.8%	8.4%
Prices of crude oil, LPG and natural gas
Crude oil (US/bbl) (1)
2021	—	—	48.0	48.0
2022	73.0	65.8	53.5	53.5
2023	70.1	63.0	52.0	52.0
2024	70.5	63.5	52.9	52.9
2025	65.9	58.9	51.9	51.9
As from 2026	64.6	58.9	51.9	51.9
Natural gas-local prices (US/MMBTU) 2021	—	—	2.3	2.3
2022	3.3	3.0	3.5	2.0
As from 2023	3.3	3.0	3.5	2.0
LPG-local prices (US/tn.)
As from	300	—	350	—

(1)	The prices correspond to Brent and Maya, for Argentina and Mexico, respectively.

Schedule of sensitivity analysis for CGU's with respect to change in assumptions

	As of December 31, 2021		As of December 31, 2020
	Argentina (1)	México	Argentina (1)	México (2)
Discount rate	+/- 10%		+/- 10%
Carrying amount (1)	(98) / -	- / -	- / -	(1,146) / -
Expected prices of crude oil, natural gas and LPG	+/- 10%		+/- 10%
Carrying amount (1)	- /(31,773)	- / -	- /(20,889)	- /(3,063)

(1)	As of December 31, 2021, and 2020, related to the conventional oil and gas operating and non- operating concessions CGU.
(2)	As of December 31, 2020, related to the conventional oil and gas operating concessions CGU.